INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2020
INCOME TAX
Summary of reconciliation of statutory income tax rate

	12/31/2020	12/31/2019	12/31/2018
Current income tax	(2,700,633)	(562,210)	(1,009,829)
Income tax – deferred method	2,028,926	332,547	(1,107,259)
Income tax allotted in the Income Statement	(671,707)	(229,663)	(2,117,088)
Income tax allotted in Other comprehensive income	(340,954)	10,504	(167,510)
Total Income Tax Charge	(1,012,661)	(219,159)	(2,284,598)

Summary of reconciliation between the tax charge to income result from applying current tax rate

	12/31/2020	12/31/2019	12/31/2018
Income before taxes	4,172,481	(2,702,291)	(4,284,402)
Tax rate	30%	30%	30%
Income for the year at tax rate	(1,251,744)	810,687	1,285,321
Permanent differences at tax rate:
Tax inflation adjustment	14,441	228,247	(3,836,719)
Deductible investments	5,305	77,894	440,450
Others	560,291	(1,346,491)	(6,140)
Income tax	(671,707)	(229,663)	(2,117,088)

Summary of net position of deferred tax

	12/31/2020	12/31/2019
Deferred tax assets	3,315,885	2,275,175
Deferred tax liability	(42,005)	(689,268)
Net assets by deferred tax	3,273,880	1,585,907

Deferred taxes to be recovered in more than 12 months	1,687,447	2,063,254
Deferred taxes to be recovered in 12 months	1,628,438	211,921
Subtotal – Deferred tax assets	3,315,885	2,275,175
Deferred taxes to be paid in more than 12 months	(65,140)	—
Deferred taxes to be paid in 12 months	23,135	(689,268)
Subtotal – Deferred tax liabilities	(42,005)	(689,268)
Total Net Assets by deferred Tax	3,273,880	1,585,907

Summary of deferred tax assets / (liabilities)

		(Charge)/Credit
	Balance at	to Income/OCI	Balance at
	12/31/2019	(*)	12/31/2020
Intangible assets	(955,680)	(20,331)	(976,011)
Retirement plans	114,991	849	115,840
Loan Loss Reserves	1,253,696	924,017	2,177,713
Property, plant and equipment	(1,235,317)	57,792	(1,177,525)
Foreign Currency	(83,709)	40,831	(42,878)
Tax Loss Carry Forward	224,665	—	224,665
Inflation adjustment credit	2,032,364	490,706	2,523,070
Provisions	266,923	(125,743)	141,180
Others	(32,026)	319,852	287,826
Total	1,585,907	1,687,973	3,273,880

(*)include ($340,954) that was recorded in OCI.

	Balance at	(Charge)/Credit	Balance at
	12/31/2018	to Income	12/31/2019
Intangible assets	(523,741)	(431,939)	(955,680)
Retirement plans	120,441	(5,450)	114,991
Loan Loss Reserves	2,191,203	(937,507)	1,253,696
Property, plant and equipment	(704,615)	(530,702)	(1,235,317)
Foreign Currency	(171,598)	87,889	(83,709)
Tax Loss Carry Forward	336,380	(111,715)	224,665
Inflation adjustment credit	—	2,032,364	2,032,364
Provisions	—	266,923	266,923
Others	5,289	(37,315)	(32,026)
Total	1,253,359	332,548	1,585,907